Tax - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	$ 9,930	$ 10,628
Liabilities, beginning of period	(3,414)	(3,240)
Deferred tax asset (liability)	6,516	7,388
Income statement	(1,130)	(71)
Other comprehensive income	338	(1,074)
Foreign exchange and other adjustments	(200)	273
Deferred tax asset (liability)	5,524	6,516
Assets, end of period	8,898	9,930
Liabilities, end of period	(3,374)	(3,414)
Deferred tax assets	6,841	7,754
Deferred tax liabilities	1,317	1,238
Loan impairment provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	1,158	1,062
Deferred tax asset (liability)	1,158	1,062
Income statement	(74)	(39)
Other comprehensive income	0	0
Foreign exchange and other adjustments	(14)	135
Deferred tax asset (liability)	1,070	1,158
Assets, end of period	1,070	1,158
Unused tax losses and tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	4,544	4,397
Deferred tax asset (liability)	4,544	4,397
Income statement	(640)	102
Other comprehensive income	0	0
Foreign exchange and other adjustments	(40)	45
Deferred tax asset (liability)	3,864	4,544
Assets, end of period	3,864	4,544
Financial assets at FVOCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	876	850
Deferred tax asset (liability)	876	850
Income statement	100	541
Other comprehensive income	(49)	(598)
Foreign exchange and other adjustments	(311)	83
Deferred tax asset (liability)	616	876
Assets, end of period	616	876
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	419	1,271
Deferred tax asset (liability)	419	1,271
Income statement	0	1
Other comprehensive income	84	(974)
Foreign exchange and other adjustments	(61)	121
Deferred tax asset (liability)	442	419
Assets, end of period	442	419
Retirement obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Liabilities, beginning of period	(1,814)	(1,673)
Deferred tax asset (liability)	(1,814)	(1,673)
Income statement	(85)	(114)
Other comprehensive income	114	99
Foreign exchange and other adjustments	18	(126)
Deferred tax asset (liability)	(1,767)	(1,814)
Liabilities, end of period	(1,767)	(1,814)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	2,933	3,048
Liabilities, beginning of period	(1,600)	(1,567)
Deferred tax asset (liability)	1,333	1,481
Income statement	(431)	(562)
Other comprehensive income	189	399
Foreign exchange and other adjustments	208	15
Deferred tax asset (liability)	1,299	1,333
Assets, end of period	2,906	2,933
Liabilities, end of period	$ (1,607)	$ (1,600)